Note 7 - Fixed Assets (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fixed assets
Software			$ 6,315
Office equipment	12,898	12,898	14,222
Website development costs	99,880	99,880	99,880
Furniture and fixtures	2,730	2,730	3,912
Less accumulated depreciation	(35,541)	(29,804)	(10,768)
Fixed assets, net	$ 79,967	$ 85,704	$ 113,561